Defined Contribution Plan	12 Months Ended
Mar. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan
Note 16—Defined Contribution Plan
The Company and certain of its subsidiaries sponsor defined contribution plans pursuant to Section 401(k) of the U.S. Internal Revenue Code. Employee contributions are voluntary and subject to the maximum allowable under federal tax regulations. For the years ended March 31, 2021 and 2020, the Company recorded total expense for employer matching contributions of $1.7 million and $1.7 million, respectively.